Goodwill (Tables)	12 Months Ended
Jun. 30, 2013
Carrying Amount of Goodwill

Changes in the carrying amount of goodwill were as follows:

(In millions)		June 30, 2011	Acquisitions	Other	June 30, 2012	Acquisitions	Other	June 30, 2013

Devices and Consumer	Licensing	$868	$0	$(2)	$866	$0	$0	$866
	Hardware	181	1,460	0	1,641	75	(27)	1,689
	Other	6,888	58	(6,204)	742	0	(4)	738

	Total Devices and Consumer	$7,937	$1,518	$(6,206)	$3,249	$75	$(31)	$3,293
Commercial	Licensing	4,494	5,680	(120)	10,054	4	(7)	10,051
	Other	150	0	(1)	149	1,164	(2)	1,311

	Total Commercial	$4,644	$5,680	$(121)	$10,203	$1,168	$(9)	$11,362

Total goodwill		$12,581	$7,198	$(6,327)	$13,452	$1,243	$(40)	$14,655